Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables [Abstract]
Trade and other payables

14.           Trade and other payables

	December 31, 2022	December 31, 2021
Domestic suppliers	176,447	132,051
Abroad suppliers	106	416
Advance from customers	2,086	5,130
Related parties (a)	71,054	-
Other accounts payable	16,127	7,763
Total	265,820	145,360

Current	264,728	144,424
Non-current	1,092	936

(a) The outstanding balances Relate to transactions in the ordinary course of business with the Company’s shareholder Twillo Inc. (note 27).